Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
Subsequent events

Note 18 – Subsequent events

The Group has assessed all events from December 31, 2025, up through the date that these consolidated financial statements are available to be issued.

On January 6, 2026, the Company held an Extraordinary General Meeting at which shareholders approved the adoption of a Third Amended and Restated Memorandum and Articles of Association. The amended constitutional documents introduced a dual-class share structure and revised the Company’s authorized share capital.

Aside to the above, there are no material subsequent events that require disclosure in these consolidated financial statements.